Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenue
Mobile	$ 140,889	$ 162,741	$ 242,453
Software	40,821	144,055	175,140
Software maintenance and consulting	437,581	924,241	1,058,215
Total revenue	619,291	1,271,427	1,310,481
Operating expenses
Cost of revenue	67,137	70,875	163,570
Selling, general and administrative	768,194	999,718	1,049,806
Research and development	148,604	424,186	298,358
Amortization of intangible assets	3,943	8,804	9,497
Total operating expenses	987,878	1,503,583	1,521,231
Income (loss) from operations	(368,587)	(367,920)	(249,804)
Other income:
Gain on disposition of assets		66,611
Impairment of Investment		66,611	(180,271)
Interest income , net	51,273	76,063	60,619
Total other income	57,055	142,674	(119,652)
Income (loss) before income taxes	(311,532)	(225,246)	(369,456)
Income tax benefit	(148)	11,502	(12,750)
Income (loss) from continuing operations	(311,680)	(236,748)	(356,706)
Loss from discontinued operations			$ 5,364
Net income (loss)	$ (311,680)	$ (236,748)	$ (351,342)
Other comprehensive income, net of tax
Foreign currency translation adjustment	$ (43,034)	$ (361,554)	$ (174,542)
Comprehensive Income	$ (354,714)	$ (598,302)	$ (525,884)
Basic and diluted income (loss) per share from continuing operations	$ (.002)	$ (0.002)	$ (0.003)
Basic and diluted loss per share from discontinued operations	$ (.000)	$ 0.000	$ 0.000
Weighted average number of shares outstanding	148,774,284	139,181,715	135,460,867